Fees Summary	Aug. 31, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	51,194.98
Total Transaction Valuation	370,709,453.52
Total Offset Amount	0.00
Net Fee	$ 51,194.98
Offering Table N/A
Offset Table N/A	N/A